Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Cash and Financial Instruments
The carrying value and estimated fair value of our financial instruments at June 30, 2025 and December 31, 2024 were as follows:

		As at June 30, 2025		As at December 31, 2024
(In $ millions)	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents (1)	1	92.4	92.4	61.6	61.6
Restricted cash (1)	1	1.0	1.0	0.9	0.9
Trade receivables (1)	1	149.2	149.2	184.3	184.3
Other current assets (excluding deferred costs and right-of-use lease asset) (1)	1	30.0	30.0	27.1	27.1
Due from related parties (1)	1	6.4	6.4	85.1	85.1

Liabilities
Trade payables (1)	1	63.8	63.8	81.6	81.6
Accrued expenses (1)	1	65.0	65.0	68.0	68.0
Short term accrued interest and other items (1)	1	29.7	29.7	30.6	30.6
Other current liabilities (1)	1	47.7	47.7	84.2	84.2
Short-term debt (2) (3)	2	121.1	134.7	134.8	134.7
Long-term debt (2) (4)	2	1,737.9	1,977.6	2,038.1	2,044.9
(1) The carrying values approximate the fair values due to their near term expected receipt of cash.
(2) Short term and long term debt excludes debt discounts, debt premiums and deferred finance charges.
(3) This relates to our 10% Notes due 2028 and 10.375% Notes due 2030. These are fair valued using observable market-based inputs.

(4) This relates to our 10% Notes due 2028 and 10.375% Notes due 2030 and our Convertible Bonds due 2028 These are fair valued using observable market-based inputs.